                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

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                                    FORM N-PX

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               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-8934

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                    ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                          7337 E. DOUBLETREE RANCH ROAD
                              SCOTTSDALE, AZ 85258
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       (NAME AND ADDRESS OF AGENT FOR SERVICE)       WITH COPIES TO:

             THERESA K. KELETY, ESQ.              PHILIP H. NEWMAN, ESQ.
              ING INVESTMENTS, LLC                 GOODWIN PROCTER, LLP
          7337 E. DOUBLETREE RANCH ROAD               EXCHANGE PLACE
              SCOTTSDALE, AZ 85258                   53 STATE STREET
                                                     BOSTON, MA 02109

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 992-0180

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Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 - June 30, 2009

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08934
Reporting Period: 07/01/2008 - 06/30/2009
ING Strategic Allocation Portfolios, Inc.


=============== ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO ================


This fund had no proxy voting activity during the reporting period.



================== ING STRATEGIC ALLOCATION GROWTH PORTFOLIO ===================


This fund had no proxy voting activity during the reporting period.



================= ING STRATEGIC ALLOCATION MODERATE PORTFOLIO ==================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING STRATEGIC ALLOCATION PORTFOLIOS, INC.


By: /s/ Shaun P. Mathews
    -------------------------------------
    Shaun P. Mathews
    President and Chief Executive Officer

Date: August 27, 2009